Shareholders' Equity - Schedule of Warrant Activity (Details) (10-K) - Warrant [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Warrants, Balance at beginning | shares	500,000
Number of Warrants, Granted | shares
Number of Warrants, Exercised | shares
Number of Warrants, Canceled/Forfeited | shares	250,000
Number of Warrants, Expired | shares	250,000
Weighted Average Exercise Price, Balance at beginning	$ 0.40
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Canceled/Forfeited	0.50
Weighted Average Exercise Price, Expired	0.30
Weighted Average Exercise Price, Balance at ending
Weighted Average Remaining Contractual Life (in Years) beginning	0 years
Weighted Average Remaining Contractual Life (in Years) end	0 years